SCHEDULE OF FAIR VALUE FOR DERIVATIVE LIABILITY (Details) - Historical volatility for shares, measurement input [member] - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Change	20.00%
Impact on comprehensive loss	$ 201,109	$ 291,149